UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Government Money Market Fund
(Prior to April 30, 2016, the fund was known as VT Money Market Fund)
The fund's portfolio
3/31/16 (Unaudited)

REPURCHASE AGREEMENTS (41.7%)(a)
			Principal amount	Value

Interest in $333,518,000 joint tri-party repurchase agreement dated 3/31/16 with Citigroup Global Markets, Inc. due 4/1/16 - maturity value of $25,717,236 for an effective yield of 0.330% (collateralized by various mortgage backed securities and various U.S. Treasury notes with coupon rates ranging from 0.750% to 4.000% and due dates ranging from 2/28/18 to 12/1/45, valued at $340,188,360)			$25,717,000	$25,717,000

Interest in $315,159,000 joint tri-party repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 4/1/16 - maturity value of $25,700,207 for an effective yield of 0.29% (collateralized by a mortgage backed security with a coupon rate of 4.000% and a due date of 5/20/42, valued at $321,462,180)			25,700,000	25,700,000

Total repurchase agreements (cost $51,417,000)				$51,417,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (15.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit Banks Funding Corporation discount notes	0.406	8/11/16	$2,500,000	$2,496,288

Federal Home Loan Banks unsec. discount notes	0.654	2/10/17	1,250,000	1,242,891

Federal Home Loan Banks unsec. discount notes	0.633	12/5/16	750,000	746,745

Federal Home Loan Banks unsec. discount notes	0.485	9/2/16	1,337,000	1,334,234

Federal Home Loan Banks unsec. discount notes	0.481	8/12/16	400,000	399,291

Federal Home Loan Banks unsec. discount notes	0.461	8/17/16	400,000	399,295

Federal Home Loan Banks unsec. discount notes	0.400	5/27/16	2,100,000	2,098,691

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.602	12/1/16	1,500,000	1,493,900

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.501	9/20/16	576,000	574,624

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.461	9/15/16	2,500,000	2,494,665

Federal National Mortgage Association unsec. discount notes	0.401	8/17/16	3,000,000	2,995,400

Federal National Mortgage Association unsec. discount notes	0.401	8/1/16	2,000,000	1,997,289

Federal National Mortgage Association unsec. discount notes	0.350	7/1/16	941,000	940,167

Total U.S. government agency obligations (cost $19,213,480)				$19,213,480

COMMERCIAL PAPER (14.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

ABN AMRO Funding USA, LLC	0.420	4/4/16	$750,000	$749,974

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	0.589	4/27/16	1,150,000	1,149,950

BNP Paribas SA/New York, NY (France)	0.400	4/6/16	1,250,000	1,249,931

BPCE SA (France)	0.390	4/1/16	500,000	500,000

Chevron Corp.	0.440	4/12/16	1,000,000	999,866

Cooperatieve Rabobank UA/NY (Netherlands)	0.400	4/13/16	850,000	849,887

Credit Suisse AG/New York, NY	0.420	4/4/16	1,250,000	1,249,956

National Australia Bank, Ltd. (Australia)	0.400	4/21/16	2,000,000	1,999,556

Nordea Bank AB (Sweden)	0.400	4/6/16	2,000,000	1,999,889

Roche Holdings, Inc. (Switzerland)	0.400	4/1/16	2,000,000	2,000,000

Simon Property Group LP	0.380	4/20/16	1,200,000	1,199,759

Skandinaviska Enskilda Banken AB 144A, Ser. GLOB (Sweden)	0.531	4/20/16	1,250,000	1,249,650

Swedbank AB (Sweden)	0.541	4/6/16	1,925,000	1,924,856

Wal-Mart Stores, Inc.	0.360	4/28/16	1,250,000	1,249,663

Total commercial paper (cost $18,372,937)				$18,372,937

ASSET-BACKED COMMERCIAL PAPER (13.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bedford Row Funding Corp.	0.501	5/12/16	$400,000	$399,772

Bedford Row Funding Corp.	0.410	4/5/16	1,600,000	1,599,927

Chariot Funding, LLC	0.501	5/3/16	750,000	749,667

Collateralized Commercial Paper Co., LLC	0.681	5/17/16	400,000	400,000

Fairway Finance Co., LLC 144A (Canada)	0.608	5/12/16	1,225,000	1,225,000

Gotham Funding Corp. (Japan)	0.500	4/11/16	1,950,000	1,949,729

Jupiter Securitization Co., LLC 144A	0.501	5/3/16	1,750,000	1,749,222

Liberty Street Funding, LLC (Canada)	0.390	4/4/16	2,000,000	1,999,935

Manhattan Asset Funding Co., LLC (Japan)	0.651	4/19/16	538,000	537,825

Manhattan Asset Funding Co., LLC (Japan)	0.500	4/15/16	1,500,000	1,499,708

MetLife Short Term Funding, LLC	0.410	4/20/16	1,750,000	1,749,621

Regency Markets No. 1, LLC	0.430	4/15/16	1,050,000	1,049,824

Thunder Bay Funding, LLC	0.400	4/26/16	500,000	499,861

Working Capital Management Co. (Japan)	0.500	4/6/16	500,000	499,965

Working Capital Management Co. (Japan)	0.470	4/7/16	750,000	749,941

Total asset-backed commercial paper (cost $16,659,997)				$16,659,997

CERTIFICATES OF DEPOSIT (7.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America, NA FRN	0.681	5/9/16	$1,950,000	$1,950,000

Canadian Imperial Bank of Commerce/New York, NY FRN	0.591	6/17/16	1,625,000	1,625,000

HSBC Bank USA, NA/New York, NY FRN (United Kingdom)	0.621	4/5/16	800,000	800,000

State Street Bank & Trust Co. FRN	0.632	5/20/16	1,750,000	1,750,000

Svenska Handelsbanken/New York, NY (Sweden)	0.470	4/4/16	1,000,000	1,000,009

Toronto-Dominion Bank/NY FRN (Canada)	0.602	5/19/16	1,925,000	1,925,000

Total certificates of deposit (cost $9,050,009)				$9,050,009

U.S. TREASURY OBLIGATIONS (5.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury FRN	0.384	1/31/17	$1,500,000	$1,499,975

U.S. Treasury FRN	0.370	7/31/16	1,550,000	1,550,014

U.S. Treasury FRN	0.369	4/30/16	1,590,000	1,590,004

U.S. Treasury FRN	0.353	10/31/16	1,575,000	1,575,005

Total U.S. treasury obligations (cost $6,214,998)				$6,214,998

CORPORATE BONDS AND NOTES (2.4%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

GE Capital International Funding Co. 144A company guaranty sr. unsec. notes (Ireland)	0.964	4/15/16	$500,000	$500,088

General Electric Capital Corp. company guaranty sr. unsec. FRN, MTN, Ser. A	0.821	5/11/16	435,000	435,071

Wells Fargo Bank, NA sr. unsec. FRN, Ser. MTN	0.754	2/14/17	1,500,000	1,500,000

Wells Fargo Bank, NA sr. unsec. FRN, Ser. BKNT	0.783	6/2/16	575,000	575,070

Total corporate bonds and notes (cost $3,010,229)				$3,010,229

TOTAL INVESTMENTS

Total investments (cost $123,938,650)(b)				$123,938,650

Key to holding's abbreviations
BKNT	Bank Note
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
MTN	Medium Term Notes

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $123,378,995.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
	Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$2,875,967	$—	$2,875,967	$1,834	$—
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.3%
	Sweden	5.0
	Japan	4.2
	Canada	4.2
	Australia	2.5
	Switzerland	1.6
	France	1.4
	Netherlands	0.7
	United Kingdom	0.6
	Ireland	0.4

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$16,659,997	$—
Certificates of deposit	—	9,050,009	—
Commercial paper	—	18,372,937	—
Corporate bonds and notes	—	3,010,229	—
Repurchase agreements	—	51,417,000	—
U.S. government agency obligations		19,213,480
U.S. treasury obligations	—	6,214,998	—

Totals by level	$—	$123,938,650	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citigroup Global Markets, Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Repurchase agreements	$25,717,000	$25,700,000	$51,417,000

	Total Assets	$25,717,000	$25,700,000	$51,417,000

	Total Financial and Derivative Net Assets	$25,717,000	$25,700,000	$51,417,000
	Total collateral received (pledged)##†	$25,717,000	$25,700,000
	Net amount	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016